Leases - Schedule of right-of-use assets (Detail) - 12 months ended Dec. 31, 2019 $ in Millions, $ in Millions		MXN ($)		USD ($)	[2]
Statement [Line Items]
Right-of-use assets		$ 50,220
Additions		7,502
Additions from business combinations		2,187
Disposals		(832)
Remeasurements		2,290
Depreciation		(7,893)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(790)
Right-of-use assets		52,684	[1]	$ 2,793
Land and buildings [member]
Statement [Line Items]
Right-of-use assets		49,112
Additions		7,406
Additions from business combinations		2,187
Disposals		(827)
Remeasurements		2,299
Depreciation		(7,492)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(759)
Right-of-use assets		51,926
Other property, plant and equipment [member]
Statement [Line Items]
Right-of-use assets	[3]	1,108
Additions	[3]	96
Disposals	[3]	(5)
Remeasurements	[3]	(9)
Depreciation	[3]	(401)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies	[3]	(31)
Right-of-use assets	[3]	$ 758

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Other assets mailny include transportation equipment and servers.